GENERAL (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 01, 2015
Business Acquisition [Line Items]
Accumulated deficit	$ 27,412	$ 26,472
Net loss	1,170	1,768	$ 5,221
Cash flows used in operating activities	(1,598)	$ (384)	$ (233)
Working capital deficiency	376
Investment	1,353
Vexigo Ltd [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired				100.00%
Consideration for sale of assets	250
Still outstanding amount	38
Alpha Capital Anstalt [Member]
Business Acquisition [Line Items]
Investment in preferred shares	1,500
Investment in ordinary shares	$ 188